Segment Report Segment Report (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of entity's operating segments [Abstract]
Segment Report	SEGMENT REPORT continued

	Revenue 30 June			Production cost 30 June			Production profit/(loss) 30 June			Segment assets 30 June			Capital expenditure# 30 June			Kilograms produced* 30 June			Tonnes milled* 30 June
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
	Rand million			Rand million			Rand million			Rand million			Rand million			Kg			t'000
South Africa
Underground
Tshepong Operations	6 214	5 452	4 685	4 865	4 298	3 973	1 349	1 154	712	6 541	6 733	6 297	1 112	930	1 130	7 419	7 293	7 967	1 558	1 417	1 612
Moab Khotsong	6 048	5 008	4 470	3 842	3 344	3 101	2 206	1 664	1 369	4 008	3 842	3 634	633	498	559	7 166	6 592	7 928	903	746	970
Mponeng	4 750	—	—	2 938	—	—	1 812	—	—	4 321	—	—	493	—	—	5 446	—	—	683	—	—
Bambanani	1 687	1 591	1 477	1 156	1 040	994	531	551	483	327	443	562	71	50	61	1 992	2 132	2 515	227	200	230
Joel	1 199	1 037	957	1 124	1 010	971	75	27	(14)	1 166	1 080	947	172	151	187	1 424	1 391	1 567	359	349	429
Doornkop	3 077	2 270	1 931	2 140	1 730	1 564	937	540	367	2 994	2 841	2 759	425	281	308	3 670	2 994	3 273	851	681	730
Target 1	1 410	1 524	1 585	1 667	1 499	1 491	(257)	25	94	1 367	1 276	1 076	368	347	297	1 603	2 244	2 653	488	543	588
Kusasalethu	3 400	2 293	2 975	2 955	2 577	2 395	445	(284)	580	1 057	1 253	1 300	205	188	316	3 999	3 015	4 989	708	615	742
Masimong	1 636	1 401	1 359	1 427	1 258	1 205	209	143	154	26	41	106	29	24	109	2 012	1 999	2 309	510	489	602
Unisel[1]	224	681	713	182	580	564	42	101	149	—	6	46	—	7	45	247	982	1 212	57	219	256
Surface
All other surface operations	7 025	3 302	2 403	4 724	2 135	1 938	2 301	1 167	465	1 921	745	724	335	118	84	8 088	4 349	4 099	39 489	16 264	15 931
Total South Africa	36 670	24 559	22 555	27 020	19 471	18 196	9 650	5 088	4 359	23 728	18 260	17 451	3 843	2 594	3 096	43 066	32 991	38 512	45 833	21 523	22 090
International
Hidden Valley	4 028	3 748	3 591	1 719	1 639	1 362	2 309	2 109	2 229	3 128	3 810	3 694	1 260	959	1 591	4 689	4 872	6 222	3 420	3 906	3 886
Total international	4 028	3 748	3 591	1 719	1 639	1 362	2 309	2 109	2 229	3 128	3 810	3 694	1 260	959	1 591	4 689	4 872	6 222	3 420	3 906	3 886
Total operations	40 698	28 307	26 146	28 739	21 110	19 558	11 959	7 197	6 588	26 856	22 070	21 145	5 103	3 553	4 687	47 755	37 863	44 734	49 253	25 429	25 976
Reconciliation of segment information to the consolidated income statement and balance sheet	1 035	938	766	1 035	938	766	—	—	—	21 947	22 622	15 591
	41 733	29 245	26 912	29 774	22 048	20 324	11 959	7 197	6 588	48 803	44 692	36 736	5 103	3 553	4 687	47 755	37 863	44 734	49 253	25 429	25 976
#    Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu of R34 million (2020: R54 million) (2019: R350 million).
*    Production statistics are unaudited.
[1]    The Unisel operation closed during October 2020.